General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee costs and related benefits	$ 1,471,974	$ 1,178,919	$ 287,481
Consultancy expenses	535,275	337,491	54,529
Recruitment expenses	1,360	33,362	53,912
Travel and related expenses	52,506	11,515	16,544
Rent on low value and short term leases	10,346	22,325	43,380
Advertisement and subscriptions	131,494	116,495	37,223
Printing and stationery	25,954	22,713	12,636
Licence costs	18,502	19,249	22,872
Communication expenses	35,465	19,773	9,379
Other expenses	326,108	267,418	36,310
Total	$ 2,608,984	$ 2,029,260	$ 574,266